As filed with the Securities and Exchange Commission on May 17, 2024
1933 Act Registration No. 033-70742
1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 262
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 265
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
Jayson R. Bronchetti, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Ronald A. Holinsky, Esquire
Lincoln Financial Group
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
It is proposed that this filing will become effective:
[] immediately upon filing pursuant to paragraph (b)
[X] on May 17, 2024, pursuant to paragraph (b)
[] 60 days after filing pursuant to paragraph (a)(1)
[ ] on __________________ pursuant to paragraph (a)(1)
[] 75 days after filing pursuant to paragraph (a)(2)
[] on __________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest.

Lincoln Variable Insurance Products Trust
Lincoln Hedged S&P 500 Fund
Formerly known as Lincoln S&P 500 Buffer Fund May
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 17, 2024
Lincoln Hedged S&P 500 Fund, formerly known as Lincoln S&P 500 Buffer Fund May, (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Lincoln Hedged S&P 500 Fund
Formerly known as Lincoln S&P 500 Buffer Fund May
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the Fund is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses	1.86%	1.86%
Acquired Fund Fees and Expenses (AFFE)	0.12%	0.12%
Total Annual Fund Operating Expenses (including AFFE)[1]	2.53%	2.88%
Less Fee Waiver and Expense Reimbursement[2]	(1.83%)	(1.83%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.70%	1.05%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class (and 0.93% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. These agreements will continue through at least April 30, 2025 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$72	$612	$1,180	$2,727
Service Class	$107	$719	$1,356	$3,073
Lincoln Hedged S&P 500 Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in investments that reference the Index or in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2023, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.
FLEX Options Portfolio. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s FLEX Options have one-year terms and are based on the value of the Index. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Index up to a Cap along with limited downside Buffer protection against the performance of the Index. Each tranche consists of the following:
1) purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2) purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3) sold one-year puts with a strike price 12% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4) sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Index’s value as of the reset date, while allowing the Fund to participate in Index appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining exposure to a wider range of cap rates and buffers.
The Underlying Fund: The Fund invests approximately half of its net assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The
2Lincoln Hedged S&P 500 Fund

Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $5.75 billion to $3.09 trillion as of March 15, 2024. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of May 1, 2024, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
•
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns only up to a Cap. In the event that the Index has gains in excess of that Cap during the life of that tranche, the Fund will not participate in those gains beyond that Cap.
•
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
•
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).
•
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.
•
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.
•
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the NAV of each tranche of FLEX Options, which may not be in full effect prior to the expiration of the options.
•
Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
Lincoln Hedged S&P 500 Fund3

•
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.
•
Tracking Error Risk. The Underlying Fund’s performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and the Index’s components, and other factors. While attempting to replicate the Index return, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4Lincoln Hedged S&P 500 Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	7.91%
Lowest Quarterly Return	Q2 2022	(8.34%)
Average Annual Total Returns for periods ended 12/31/23

	1 year	Since Inception	Inception Date
Lincoln Hedged S&P 500 Fund – Standard Class	17.03%	6.26%	05/21/21
Lincoln Hedged S&P 500 Fund – Service Class	16.63%	5.90%	05/21/21
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.29%	7.05%
S&P 500 Price Return Index (reflects no deductions for fees, expenses or taxes)	24.23%	5.38%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

Milliman Portfolio Managers	Company Title	Experience with Fund
Robert T. Cummings	Senior Director and Head of Portfolio Management	Since May 2021
Jordan B. Rosenfeld	Trader and Risk Manager	Since May 2021
Maria Schiopu, CFA	Senior Director – Head of Portfolio Management	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Lincoln Hedged S&P 500 Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6Lincoln Hedged S&P 500 Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund’s investment objective is to seek long-term growth of capital. This investment objective is non-fundamental and may be changed without shareholder approval.
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in investments that reference the Index or in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2023, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Index up to a Cap along with limited downside Buffer protection against the performance of the Index. Each tranche consists of the following:
1) purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2) purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3) sold one-year puts with a strike price 12% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4) sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
In options trading, an option is said to be “in the money” when the current market price of the reference asset is above the strike price for a call option, or below the strike price for a put option. An option is said to be “out of the money” when the current market price of the reference asset is below the strike price for a call option, or above the strike price for a put option.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Index’s value as of the reset date, while allowing the Fund to participate in Index appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Because options prices are generally inversely related to volatility in the price of their reference asset, the Cap for a tranche is expected to be low if that tranche is reset at a time of low volatility, and this could limit materially that tranche’s participation in Index appreciation. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining a more diversified exposure to a wider range of cap rates and buffers. FLEX Options are a type of derivative.
About Buffers: “Buffer” refers to the protection from decreases in the value of the Index that is provided by a tranche of FLEX Options. Buffers for each tranche provide limited downside protection from decreases in the Index value as measured from the date the Fund purchases the corresponding FLEX Option. Buffers apply to particular tranches and not to the Fund’s portfolio overall. With the laddered investment approach, the Fund will have the potential to derive benefit from a Buffer in a market environment where the value of the Index is steadily decreasing, as is it is likely that at least a portion of the Fund’s FLEX Options portfolio will have reset within the past quarter. However, there can be no guarantee that the Fund will in fact benefit from a Buffer.
7

The Fund seeks to provide a Buffer against the first 12% of Index price decreases over the life of each FLEX Options tranche before the deduction of Fund expenses. The Fund, and therefore investors, will bear all Index losses exceeding 12% for any tranche. A Buffer is operative only against the first 12% of Index decreases for a tranche of FLEX Options; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Index has decreased in value by more than 12% over the life of a tranche of FLEX options, the Fund would experience all further losses. A Buffer does not take into account Fund expenses. Notwithstanding the Buffers, a shareholder that invests in the Fund may lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
About Caps: Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased.
If the Index experiences gains beyond the level of the Cap for a tranche, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Index, a Cap is the maximum return (before Fund expenses) the Fund can achieve from that tranche of FLEX Options. The Cap will change for each tranche of FLEX Options based upon market conditions when the FLEX Options are purchased for that tranche. The Cap will fluctuate from one tranche of FLEX options to the next.
The Underlying Fund: The Fund invests approximately half of its net assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $5.75 billion to $3.09 trillion as of March 15, 2024. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of May 1, 2024, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
* The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by the Adviser on behalf of the Fund. Standard & Poor’s®, S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and sublicensed for use for certain purposes by the Adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets (including borrowings for investment purposes) in investments that reference the Index or in an underlying fund which tracks the Index only upon 60 days’ notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist
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activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. A shareholder may lose their entire investment. The Fund’s FLEX Options Portfolio seeks to deliver returns that track the Index (up to a Cap), while limiting downside losses. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns that are subject to a Cap. In the event that the Index has gains in excess of that Cap for any tranche of the Fund’s FLEX Options Portfolio, the Fund will not participate in gains beyond that Cap. A new Cap is established for each tranche of FLEX Options and is dependent on prevailing market conditions. The operative Cap may therefore change from one tranche to another and is unlikely to remain the same for consecutive tranches. The Fund’s FLEX Options Portfolio is exposed to operational risk arising from human error in the calculation of a Cap. The Fund seeks to reduce this risk through controls and procedures; however, these measures may be inadequate to address such risk.
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). Also, during periods of reduced market liquidity or in the absence of readily available market quotations, or when there is reduced availability of reliable objective pricing data for the FLEX Options, the ability of the Fund to value the FLEX Options becomes more difficult. In these situations, the judgment of the Fund’s investment adviser may play a greater role in the valuation of such holdings. Consequently, while these determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the expiration of the options.
Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Stock declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on stock prices.
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Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. Aggregation of Underlying Fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund, including management, administration and custodian fees of an Underlying Fund.
Tracking Error Risk. The Underlying Fund attempts to track the performance of the Index. The performance of the Underlying Fund may deviate substantially from the Index it tracks. Various factors may affect the Underlying Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Underlying Fund employs a sampling technique to construct the Underlying Fund’s portfolio, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index. In addition, the Underlying Fund may not be fully invested at times, either as a result of cash flows into or out of the Underlying Fund or reserves of cash held by the Underlying Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Underlying Fund may vary from time to time. In addition, the Underlying Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective due to FLEX Options include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the optimal balance of FLEX Options in the Fund’s portfolio and/or (iii) adverse tax law changes affecting the treatment of FLEX Options.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or change in interest rates.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically
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and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund has received an SEC exemptive order that permits it to operate under a “manager-of-managers” structure. This structure allows LFI (defined below as the Fund’s investment adviser), subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) terminate an existing sub-adviser and/or replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2023, LFI had more than $108.6 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
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The Fund has entered into an Investment Management Agreement with LFI. In addition to investing directly in the FLEX Options, the Fund operates as a “fund of fund.” In this structure, the Fund invests in another mutual fund, which, in turn, invests directly in portfolio securities. The expenses associated with investing in a fund of fund are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2023 was 0.43% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor, Chi-
cago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $155 billion in assets as of December 31,
2023.

Milliman Portfolio Managers	Robert T. Cummings, Jordan B. Rosenfeld and Maria Schiopu are responsible for the day-to-day manage- ment of the Fund.

Robert T. Cummings is Principal and Director of Global Trading at Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio man-
ager with a primary focus on options.

Jordan B. Rosenfeld is a Trader and Risk Manager within Milliman’s Capital Markets Group. He manages hedging and investment strategies for insurance companies, funds, and a number of U.S. equity unit investment trusts. Mr. Rosenfeld joined Milliman in 2018 and has more than 5 years of experience in capi-
tal markets. Prior to joining Milliman, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group with a focus on equity and interest rate derivatives trading. Mr. Rosenfeld holds a Bachelor of Arts in
Mathematics from Northwestern University.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's annual report to shareholders for the period ended December 31, 2023.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
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The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
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Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
14

Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2023, which is available upon request.

	Lincoln Hedged S&P 500 Fund Standard Class
	Year Ended		5/21/21[1] to
	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.133	$ 10.603	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.037	0.030	0.032
Net realized and unrealized gain (loss)	1.517	(0.737)	0.686
Total from investment operations	1.554	(0.707)	0.718
Less dividends and distributions from:
Net investment income	(0.031)	(0.048)	(0.115)
Net realized gain	(0.321)	(0.715)	—
Total dividends and distributions	(0.352)	(0.763)	(0.115)
Net asset value, end of period	$ 10.335	$ 9.133	$ 10.603
Total return[3]	17.03%	(6.55%)	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$10	$11
Ratio of expenses to average net assets[4]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.41%	3.84%	5.54%
Ratio of net investment income (loss) to average net assets	0.37%	0.28%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.46%)	(2.98%)	(4.46%)
Portfolio turnover	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
15

	Lincoln Hedged S&P 500 Fund Service Class
	Year Ended		5/21/21[1] to
	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.127	$ 10.602	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.002	(0.006)	0.010
Net realized and unrealized gain (loss)	1.515	(0.735)	0.686
Total from investment operations	1.517	(0.741)	0.696
Less dividends and distributions from:
Net investment income	(0.002)	(0.019)	(0.094)
Net realized gain	(0.321)	(0.715)	—
Total dividends and distributions	(0.323)	(0.734)	(0.094)
Net asset value, end of period	$ 10.321	$ 9.127	$ 10.602
Total return[3]	16.63%	(6.88%)	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,732	$3,318	$2,582
Ratio of expenses to average net assets[4]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.76%	4.19%	5.89%
Ratio of net investment income (loss) to average net assets	0.02%	(0.07%)	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.81%)	(3.33%)	(4.81%)
Portfolio turnover	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
16

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 17, 2024, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lfg.com/LVIP.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
17

Lincoln Variable Insurance Products Trust
Lincoln Hedged S&P 500 Conservative Fund
Formerly known as Lincoln S&P 500 Ultra Buffer Fund May
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus May 17, 2024
Lincoln Hedged S&P 500 Conservative Fund, formerly known as Lincoln S&P 500 Ultra Buffer Fund May, (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Lincoln Hedged S&P 500 Conservative Fund
Formerly known as Lincoln S&P 500 Ultra Buffer Fund May
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the Fund is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses	1.48%	1.48%
Acquired Fund Fees and Expenses (AFFE)	0.12%	0.12%
Total Annual Fund Operating Expenses (including AFFE)[1]	2.15%	2.50%
Less Fee Waiver and Expense Reimbursement[2]	(1.45%)	(1.45%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.70%	1.05%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2
Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class (and 0.93% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. These agreements will continue through at least April 30, 2025 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$72	$533	$1,021	$2,368
Service Class	$107	$640	$1,200	$2,726
Lincoln Hedged S&P 500 Conservative Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in investments that reference the Index or in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2023, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.
FLEX Options Portfolio. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s FLEX Options have one-year terms and are based on the value of the Index. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Index up to a Cap along with limited downside Buffer protection against the performance of the Index. Each tranche consists of the following:
1) purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2) purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3) sold one-year puts with a strike price 22% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4) sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Index’s value as of the reset date, while allowing the Fund to participate in Index appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining exposure to a wider range of cap rates and buffers.
The Underlying Fund: The Fund invests approximately half of its net assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The
2Lincoln Hedged S&P 500 Conservative Fund

Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $5.75 billion to $3.09 trillion as of March 15, 2024. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of May 1, 2024, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
•
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns only up to a Cap. In the event that the Index has gains in excess of that Cap during the life of that tranche, the Fund will not participate in those gains beyond that Cap.
•
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
•
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).
•
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.
•
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.
•
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the NAV of each tranche of FLEX Options, which may not be in full effect prior to the expiration of the options.
•
Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
Lincoln Hedged S&P 500 Conservative Fund3

•
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.
•
Tracking Error Risk. The Underlying Fund’s performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and the Index’s components, and other factors. While attempting to replicate the Index return, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index.
•
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
•
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Medium-Cap Company Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
•
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
•
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
4Lincoln Hedged S&P 500 Conservative Fund

Annual Total Returns (%)

Highest Quarterly Return	Q4 2023	5.50%
Lowest Quarterly Return	Q2 2022	(4.86%)
Average Annual Total Returns for periods ended 12/31/23

	1 year	Since Inception	Inception Date
Lincoln Hedged S&P 500 Conservative Fund – Standard Class	13.39%	5.26%	05/21/21
Lincoln Hedged S&P 500 Conservative Fund – Service Class	13.00%	4.89%	05/21/21
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.29%	7.05%
S&P 500 Price Return Index (reflects no deductions for fees, expenses or taxes)	24.23%	5.38%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser:  Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers

Milliman Portfolio Managers	Company Title	Experience with Fund
Robert T. Cummings	Senior Director and Head of Portfolio Management	Since May 2021
Jordan B. Rosenfeld	Trader and Risk Manager	Since May 2021
Maria Schiopu, CFA	Senior Director – Head of Portfolio Management	Since May 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Lincoln Hedged S&P 500 Conservative Fund5

Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6Lincoln Hedged S&P 500 Conservative Fund

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund’s investment objective is to seek long-term growth of capital. This investment objective is non-fundamental and may be changed without shareholder approval.
The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.
The Fund employs a hedging strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce investment outcomes based on the performance of the Index, subject to limits on gains (a “Cap”) and with the benefit of a buffer for losses (a “Buffer”) for each tranche of options (as described below). The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in investments that reference the Index or in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation.
The Index is a price return index, which captures only the capital appreciation component of the issuers in the Index and not the associated dividend payments. The Fund, and therefore investors of the Fund, will not receive the benefit of such dividends. As of December 31, 2023, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector.
FLEX Options Portfolio. FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Fund’s FLEX Options have one-year terms and are based on the value of the Index. The Fund invests in FLEX Options using a “laddering” technique, which means investing in several similar securities that have different maturity dates. The Fund will construct its portfolio so that each fiscal quarter, approximately 25% of the Fund’s FLEX Options will expire and the Fund will replace them with new FLEX Options. The Fund will therefore “reset” approximately 25% of its FLEX Options each quarter. The basket of FLEX Options transacted on a particular date is referred to as a “tranche”. The Fund will generally hold four tranches of FLEX Options.
Each tranche consists of a combination of four FLEX Options contracts that provide exposure to the Index up to a Cap along with limited downside Buffer protection against the performance of the Index. Each tranche consists of the following:
1) purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure for the portion of the Fund whose FLEX Options are expiring.
2) purchased one-year at-the-money puts that provide limited downside protection for the portion of the Fund whose FLEX Options are expiring.
3) sold one-year puts with a strike price 22% “out-of-the-money” to help establish the Buffer and fund the purchase of calls and puts.
4) sold out-of-the-money calls to help fund the purchase of calls and puts.
The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.
In options trading, an option is said to be “in the money” when the current market price of the reference asset is above the strike price for a call option, or below the strike price for a put option. An option is said to be “out of the money” when the current market price of the reference asset is below the strike price for a call option, or above the strike price for a put option.
This combination of FLEX Options provides the resetting tranche, for one year after the reset date, with limited downside protection from declines in the Index’s value as of the reset date, while allowing the Fund to participate in Index appreciation up to the strike price of the sold out-of-the-money calls. This gain potential for each FLEX Options tranche is subject to a Cap, a maximum investment return level, which is the strike price of the sold out-of-the-money calls in that tranche. Because options prices are generally inversely related to volatility in the price of their reference asset, the Cap for a tranche is expected to be low if that tranche is reset at a time of low volatility, and this could limit materially that tranche’s participation in Index appreciation. Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased. Buffers apply to particular tranches and not to the Fund’s portfolio overall.
In addition to normally scheduled quarterly FLEX Options transactions, the Fund will also typically transact in FLEX Options in order to reflect investments into or redemptions from the Fund. The Fund therefore may hold FLEX Options of various maturities, maintaining a more diversified exposure to a wider range of cap rates and buffers.
FLEX Options are a type of derivative.
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About Buffers: “Buffer” refers to the protection from decreases in the value of the Index that is provided by a tranche of the FLEX Options. Buffers for each tranche provide limited downside protection from decreases in the Index value as measured from the date the Fund purchases the corresponding FLEX Option. Buffers apply to particular tranches and not to the Fund’s portfolio overall. With the laddered investment approach, the Fund will have the potential to derive benefit from a Buffer in a market environment where the value of the Index is steadily decreasing, as is it is likely that at least a portion of the Fund’s FLEX Options portfolio will have reset within the past quarter. However, there can be no guarantee that the Fund will in fact benefit from a Buffer.
The Fund seeks to provide a Buffer against the first 22% of Index price decreases over the life of each FLEX Options tranche before the deduction of Fund expenses. The Fund, and therefore investors, will bear all Index losses exceeding 22% for any tranche. A Buffer is operative only against the first 22% of Index decreases for a tranche of FLEX Options; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Index has decreased in value by more than 22% over the life of a tranche of FLEX options, the Fund would experience all further losses. A Buffer does not take into account Fund expenses. Notwithstanding the Buffers, a shareholder that invests in the Fund may lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
About Caps: Fund performance for each tranche of FLEX Options is subject to a limited upside return Cap, which is the maximum percentage return the Fund can achieve from that tranche before the deduction of Fund expenses. A Cap is set for a FLEX Options tranche when it is created, and Caps for future tranches may be higher or lower depending on the strike price of the out-of-the-money calls that must be sold to offset the expense of the FLEX Options purchased.
If the Index experiences gains beyond the level of the Cap for a tranche, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Index, a Cap is the maximum return (before Fund expenses) the Fund can achieve from that tranche of FLEX Options. The Cap will change for each tranche of FLEX Options based upon market conditions when the FLEX Options are purchased for that tranche. The Cap will fluctuate from one tranche of FLEX options to the next.
The Underlying Fund: The Fund invests approximately half of its net assets in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”) and approximately half of its assets in FLEX Options. The investment objective of the Underlying Fund is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the U.S., as represented by the S&P 500® Index. The Underlying Fund pursues its objective by investing in the securities that make up the S&P 500® Index, although the Underlying Fund may not invest in every security in the S&P 500® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). The Underlying Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index. The Underlying Fund, under normal market conditions, invests at least 90% of its assets, determined at the time of purchase, in the securities of issuers included in the S&P 500® Index. The S&P 500® Index is a widely used measure of large U.S. company stock performance. The market capitalization range of the S&P 500® Index was $5.75 billion to $3.09 trillion as of March 15, 2024. The stocks in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors, and that measures the performance of the large-cap sector of the U.S. equity market. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares. As of May 1, 2024, a significant portion of the Underlying Fund’s investment exposure was comprised of companies in the information technology sector.
The Underlying Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Underlying Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Underlying Fund has not yet invested new shareholder money.
* The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by the Adviser on behalf of the Fund. Standard & Poor’s®, S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and sublicensed for use for certain purposes by the Adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets (including borrowings for investment purposes) in investments that reference the Index or in an underlying fund which tracks the Index only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's ability to achieve its
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investment objective is not guaranteed and depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.
Buffered Loss Risk. There can be no guarantee that the Fund’s FLEX Options Portfolio will be successful in its strategy to provide buffer protection against Index losses if the value of the Index decreases. A shareholder may lose their entire investment. The Fund’s FLEX Options Portfolio seeks to deliver returns that track the Index (up to a Cap), while limiting downside losses. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
Capped Upside Return Risk. Each tranche of the Fund’s FLEX Options Portfolio seeks to provide returns that are subject to a Cap. In the event that the Index has gains in excess of that Cap for any tranche of the Fund’s FLEX Options Portfolio, the Fund will not participate in gains beyond that Cap. A new Cap is established for each tranche of FLEX Options and is dependent on prevailing market conditions. The operative Cap may therefore change from one tranche to another and is unlikely to remain the same for consecutive tranches. The Fund’s FLEX Options Portfolio is exposed to operational risk arising from human error in the calculation of a Cap. The Fund seeks to reduce this risk through controls and procedures; however, these measures may be inadequate to address such risk.
FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:
Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). Also, during periods of reduced market liquidity or in the absence of readily available market quotations, or when there is reduced availability of reliable objective pricing data for the FLEX Options, the ability of the Fund to value the FLEX Options becomes more difficult. In these situations, the judgment of the Fund’s investment adviser may play a greater role in the valuation of such holdings. Consequently, while these determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.
Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the expiration of the options.
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Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Stock declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on stock prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial conditions or credit rating, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.
Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective, which may negatively affect the Fund’s performance. The Fund does not control the investments of Underlying Funds, which may have different investment objectives and may engage in investment strategies that the Fund would not engage in directly. Aggregation of Underlying Fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase Fund volatility. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund, including management, administration and custodian fees of an Underlying Fund.
Tracking Error Risk. The Underlying Fund attempts to track the performance of the Index. The performance of the Underlying Fund may deviate substantially from the Index it tracks. Various factors may affect the Underlying Fund’s ability to achieve perfect correlation, such as cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and those of the Index, rounding of share prices, changes to the Index and regulatory policies, and costs in buying and selling securities. To the extent that the Underlying Fund employs a sampling technique to construct the Underlying Fund’s portfolio, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index. In addition, the Underlying Fund may not be fully invested at times, either as a result of cash flows into or out of the Underlying Fund or reserves of cash held by the Underlying Fund to meet redemptions. The representative sample of securities in the Index that are actually held by the Underlying Fund may vary from time to time. In addition, the Underlying Fund’s investment approach, which attempts to track the performance of the Index before fees and expenses, may perform differently than other mutual funds that focus on a particular market segment or invest in other asset classes.
Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective due to FLEX Options include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the optimal balance of FLEX Options in the Fund’s portfolio and/or (iii) adverse tax law changes affecting the treatment of FLEX Options.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Medium-Cap Company Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of
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medium capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with medium capitalizations may trade less frequently and in limited volume. These companies also may have less certain growth prospects and greater sensitivity to changing economic conditions.
Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, including current and anticipated global economic conditions or change in interest rates.
Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures may exceed the amount invested. There also may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher interest rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent the Fund from participating in certain markets. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund has received an SEC exemptive order that permits it to operate under a “manager-of-managers” structure. This structure allows LFI (defined below as the Fund’s investment adviser), subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) terminate an existing sub-adviser and/or replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LFI and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LFI.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LFI has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
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Investment Adviser and Sub-Adviser: Lincoln Financial Investments Corporation (“LFI”) is the Fund’s investment adviser. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2023, LFI had more than $108.6 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LFI. In addition to investing directly in the FLEX Options, the Fund operates as a “fund of fund.” In this structure, the Fund invests in another mutual fund, which, in turn, invests directly in portfolio securities. The expenses associated with investing in a fund of fund are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. LFI may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.
A description of LFI (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LFI (aggregate advisory fee paid to LFI for the fiscal year ended December 31, 2023 was 0.43% of the Fund's average net assets, net of advisory fee waivers).
Sub-Adviser
Milliman Financial Risk Management LLC (“Milliman”) is located at 71 S. Wacker Drive, 31st Floor, Chi-
cago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $155 billion in assets as of December 31,
2023.

Milliman Portfolio Managers	Robert T. Cummings, Jordan B. Rosenfeld and Maria Schiopu are responsible for the day-to-day manage- ment of the Fund.

Robert T. Cummings is Principal and Director of Global Trading at Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio man-
ager with a primary focus on options.

Jordan B. Rosenfeld is a Trader and Risk Manager within Milliman’s Capital Markets Group. He manages hedging and investment strategies for insurance companies, funds, and a number of U.S. equity unit investment trusts. Mr. Rosenfeld joined Milliman in 2018 and has more than 5 years of experience in capi-
tal markets. Prior to joining Milliman, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group with a focus on equity and interest rate derivatives trading. Mr. Rosenfeld holds a Bachelor of Arts in
Mathematics from Northwestern University.

Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with
Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered
Financial Analyst® (CFA) Charterholder.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts is available in the Fund's annual report to shareholders for the period ended December 31, 2023.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
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In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
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The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LFI and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Standard and Service Class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report dated December 31, 2023, which is available upon request.

	Lincoln Hedged S&P 500 Conservative Fund Standard Class
	Year Ended		5/21/21[1] to
	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.315	$ 10.250	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.032	0.053	0.032
Net realized and unrealized gain (loss)	1.212	(0.339)	0.337
Total from investment operations	1.244	(0.286)	0.369
Less dividends and distributions from:
Net investment income	—	(0.064)	(0.119)
Net realized gain	(0.339)	(0.585)	—
Total dividends and distributions	(0.339)	(0.649)	(0.119)
Net asset value, end of period	$ 10.220	$ 9.315	$ 10.250
Total return[3]	13.39%	(2.73%)	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10	$10
Ratio of expenses to average net assets[4]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.03%	3.63%	5.53%
Ratio of net investment income (loss) to average net assets	0.32%	0.54%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.13%)	(2.51%)	(4.46%)
Portfolio turnover	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Lincoln Hedged S&P 500 Conservative Fund Service Class
	Year Ended		5/21/21[1] to
	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$ 9.301	$ 10.247	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)	0.018	0.009
Net realized and unrealized gain (loss)	1.208	(0.338)	0.336
Total from investment operations	1.206	(0.320)	0.345
Less dividends and distributions from:
Net investment income	—	(0.041)	(0.098)
Net realized gain	(0.339)	(0.585)	—
Total dividends and distributions	(0.339)	(0.626)	(0.098)
Net asset value, end of period	$ 10.168	$ 9.301	$ 10.247
Total return[3]	13.00%	(3.06%)	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,464	$4,593	$2,376
Ratio of expenses to average net assets[4]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[4]	2.38%	3.98%	5.88%
Ratio of net investment income (loss) to average net assets	(0.03%)	0.19%	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.48%)	(2.86%)	(4.81%)
Portfolio turnover	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 17, 2024, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund will provide a free copy of its annual and semi-annual report upon request.
The SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, upon request. For an SAI, annual or semi-annual report or financial statements, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports, and other information such as the Fund’s financial statements are available, free of charge, at https://www.lfg.com/LVIP.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at https://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
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Lincoln Variable Insurance Products Trust

Lincoln Hedged S&P 500 Fund

Lincoln Hedged S&P 500 Conservative Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

Statement of Additional Information May 17, 2024

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds”—of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: Standard Class and Service Class.

Each Fund’s most recent Annual Report to Shareholders, which contains the Fund’s audited financial statements, is incorporated herein by reference. This SAI should be read in conjunction with each Fund’s prospectus dated May 17, 2024, as may be amended or supplemented. You may obtain a copy of a Fund’s prospectus and annual or semi-annual report upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 800-4-LINCOLN (454-6265).

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Description of the Trust and the Funds

Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.

Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.

Each Fund is diversified within the meaning of the Investment Company Act of 1940 (the “1940 Act”).

References to “Adviser” in this SAI include both Lincoln Financial Investments Corporation (“LFI”) and a Fund’s sub-adviser (if applicable) unless the context otherwise indicates.

The following Funds have changed their name within the past five years:

Current Fund Name	Former Fund Name	Date of Name Change
Lincoln Hedged S&P 500 Fund	Lincoln S&P 500 Buffer Fund May	May 17, 2024

Lincoln Hedged S&P 500 Conservative Fund	Lincoln S&P 500 Ultra Buffer Fund May	May 17, 2024

Fundamental Investment Restrictions

Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).

Each Fund may not:

1.

Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.	Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6.

Make loans of any security or make any other loan if, as a result, more than 33 1⁄3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7.

With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.

The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.

Manager of Managers

Certain of the Funds employ a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Funds’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.

The Funds have also received an SEC exemptive order (Investment Company Release Nos. 34727 and 34749) which permits the Funds’ Board of Trustees to approve new sub-advisory agreements or material amendments to an existing sub-advisory agreement at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that: (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting; (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person meeting; (iii) the need for considering the proposal at a non-in-person meeting will be explained to the Board; and (iv) the Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case, the Board will consider the proposal at an in-person meeting unless the objection is rescinded).

What are the Underlying Funds?

Certain of the Funds are fund of funds (“Fund of Funds”), which means that the Fund of Funds invests some or all of its assets in one or more other mutual funds or exchange-traded funds (“Underlying Fund”). For this structure, the Fund of Funds may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Trust also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund of Funds to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The Fund of Funds may also rely on an exemptive order from the SEC issued to a sub-adviser or an Underlying Fund.

Each Fund of Funds’ relative weightings in the Underlying Funds will vary over time. The Fund of Funds are not required to invest in any particular underlying fund. The Adviser or sub-adviser, as appropriate, may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.

In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.

Additional Investment Strategies and Risks

The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund’s prospectus.

Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds or by other mutual funds in which a Fund invests.

The Funds operate using a Fund of Fund structure. Each Fund expects to invest its assets in FLEX Options and an Underlying Fund. As a result, the Funds do not invest directly in some of the securities and other instruments described below, but are subject to their risks through investment in the Underlying Fund.

Information relating to an Underlying Fund is as of the Underlying Fund’s most recent prospectus and SAI. For additional and more current information regarding an Underlying Fund, investors should read the Underlying Fund’s current prospectus and SAI.

The following provides additional information concerning the investment strategies, either principal or discretionary, that the Funds may employ and additional information about the risks of those investment strategies.

Authorized Participant Concentration Risk. For an underlying exchange-traded fund (“ETF”), only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.

The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund’s return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. Cyber-attacks might potentially be carried out by persons or organizations, including foreign governments, using techniques, including electronically circumventing network security, overwhelming websites, gathering intelligence, engaging in ransomware attacks, efforts to make services unavailable to intended users and social engineering functions aimed at obtaining information necessary to gain access. In addition, power or communication outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds’ operations. A cybersecurity breach may result in:

•	Financial losses to the Funds and shareholders;
•	The inability of the Funds to timely process transactions or conduct trades;
•	Delays or mistakes in materials provided to shareholders;
•	Errors or delays in the calculation of Funds’ net asset values;
•	Violations of privacy and other laws (including those related to identity theft);
•	Regulatory fines, penalties and reputational damage; and
•	Compliance and remediation costs, legal fees and other expenses.

In addition, the noted risks may adversely impact LFI, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries (e.g., insurance company record holders) and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also the risk that cybersecurity breaches may not be detected.

Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.

Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund’s limitation on investments in investment companies.

Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.

Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Exchange-Traded Fund Investments. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LFI nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

FLEX Options. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize funds and indices referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.

Flex Options on Indices. The FLEX Options in which the Funds invest are options on the price performance of an index, including the S&P 500 Price Return Index (the “S&P 500 Price Index”). An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Each of the options exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by LFI are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Funds may buy or sell. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. For example, if a Fund writes a call on the S&P 500 Price Index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the S&P 500 Price Index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”), which determines the total value for each point of such difference. If a Fund buys a call on the S&P 500 Price Index, it pays a premium and has the same rights to such call as are indicated above. If a Fund buys a put on the S&P 500 Price Index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the S&P 500 Price Index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. If a Fund writes a put on an S&P 500 Price Index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the S&P 500 Price Index and the exercise price times the multiplier if the closing level is less than the exercise price. The value of an option, in general, will reflect, among other things, the current market value of the underlying investment, in the case of the Funds, the S&P 500 Price Index, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the index may subsequently change. If such a change causes the exercised option to fall out of the money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Asset Coverage on Options Positions. The Funds will comply with guidelines established by the SEC with respect to coverage of options by investment companies, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index.

Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the expiration of the Options.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its futures positions also could be impaired.

Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund is required to post cash or other assets as margin that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each Fund has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a commodity pool under the Commodity Exchange Act (CEA). Funds operating as “funds of funds” have also claimed a temporary exemption from the definition of CPO under the CEA and, therefore, are not currently subject to registration or regulation as commodity pools under the CEA. These exemptions impose limitations on the amount of commodity interests that may be held directly or indirectly by a Fund. To the extent any Funds are, or become, no longer eligible to claim an exclusion from CFTC regulation, these Funds may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds operating as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether it continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, it should register and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.

Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Funds, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.

The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.

Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.

A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.

If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.

In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain SEC exemptive relief permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 as of January 19, 2021, the compliance date for the Rule.

Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.

Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation’s credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment’s yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.

Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.

Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. A Fund may write covered calls on a portion of the Fund’s holdings in common stock when call premiums are believed to be attractive relative to the price of the underlying security. A Fund writing a covered call option is obligated to sell or deliver the underlying security, which the Fund holds in its portfolio, in return for the strike price upon exercise of the option. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a Fund’s options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.

Private companies. The Funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer a Fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.

Because a reverse repurchase agreement may constitute borrowing, while a reverse repurchase agreement is outstanding, a Fund will segregate appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.

Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.

Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.

Until the Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.

When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.

Special Situations. A Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

A Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.

Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Structured Products. A Fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments (commodity-linked notes). Commodity-linked notes may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The purchase of commodity-linked notes will expose a Fund to the credit risk of the issuer of the commodity-linked product. Commodity-linked notes may also be more volatile, relatively less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be structured by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Issuers of structured notes include corporations and banks. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.

A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.

A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.

CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. The Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.

A Fund may enter into currency swaps. Currency swaps are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies, and typically require the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”). Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be relatively less liquid than exchange-traded instruments and may be subject to margin requirements. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.

The Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted the rules and regulations enacting the provisions of the Dodd-Frank Act. However, swap dealers, major market participants and swap counterparties are experiencing, and will continue to experience, new and additional compliance burdens and associated costs. The Dodd-Frank Act and the rules promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective.

To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.

Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, including but not limited to, holding a substantial portion of the Fund’s assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.

SEC Names Rule Requirement

Lincoln Hedged S&P 500 Fund. The Fund’s policy of normally investing at least 80% of its net assets (including borrowings for investment purposes) in securities that reference the Index or in an underlying fund which tracks the Index, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.

Lincoln Hedged S&P 500 Conservative Fund. The Fund’s policy of normally investing at least 80% of its net assets (including borrowings for investment purposes) in securities that reference the Index or in an underlying fund which tracks the Index, is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.

More about the S&P 500® Index. Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500® Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade and range and diversity of the American economy.

The “S&P 500®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the Adviser on behalf of the Fund. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS® are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by the Adviser on behalf of the Fund. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® to track general market performance. S&P Dow Jones Indices’ only relationship to the Fund with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Fund. S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. Neither S&P Dow Jones Indices are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR A THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUND REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER ON BEHALF OF THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Portfolio Transactions and Brokerage

The Funds’ Adviser or sub-advisers (as applicable) (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.

In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.

The Adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the

Adviser and not solely or necessarily for the benefit of the Funds. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.

During the last three fiscal years ended December 31, 2023, 2022 and 2021, the following Funds incurred brokerage commissions as follows:

Brokerage and Research Services

	2023	2022	2021
Lincoln Hedged S&P 500 Fund	$1,501	$1,058	$706
Lincoln Hedged S&P 500 Conservative Fund	3,100	1,342	609

The Funds paid no commissions to firms that provided brokerage or research services.

Purchases of Securities of “Regular” Brokers or Dealers

The Funds have not acquired holdings of its regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) that derived more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser during the regular brokers or dealers most recent fiscal year.

No Commissions to Finance Distribution

The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund’s portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund’s brokerage commissions are not used to finance the distribution of Fund shares.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

	2023	2022
Lincoln Hedged S&P 500 Fund	5%	11%
Lincoln Hedged S&P 500 Conservative Fund[1]	45%	10%

[1]	The Fund’s portfolio turnover increased in 2023 due to increased trade activity.

Trustees and Officers

The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 75th birthday or (2) the 20th anniversary of the Trustee becoming a Board member.

The Trust’s officers are responsible for the Funds’ day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.

The term Fund Complex includes the 123 series of the Trust.

Interested Trustee

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Jayson R. Bronchetti* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Chairman and Trustee	Since June 2021	Director and President, Lincoln Financial Investments Corporation; Executive Vice President, Chief Investment Officer of The Lincoln National Life Insurance Company; Formerly: Director, Senior Vice President, and Head of Funds Management.	123	Lincoln Financial Investments Corporation; CITRS, Inc.

*

Mr. Bronchetti is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Managing Director, CID Capital (private equity firm)	123	None

Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC	123

Board of Directors of

University Settlement; Board of Directors of Harvard Kennedy School NY/NJ/CT Alumni Network (President); Board of Directors of the University of North Carolina, School of Law Alumni Association

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm) (2016-2022)	123	South Suburban Humane Society

Thomas A. Leonard 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1949	Trustee	Since December 2013	Retired	123	Copeland Capital Trust since 2010 (3 portfolios)

Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired	123	None

Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Independent Consultant of MoneyZen LLC; Formerly: Vice President, Brighton Jones	123	Board Member at The National Endowment for Financial Education since 2017

Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Managing Member, Brian Wixted, LLC; Formerly: Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	123	Thornburg Income Builder Opportunities Trust since 2020 (1 portfolio)

Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired	123	FundVantage Trust since 2011 (32 portfolios); Third Avenue Trust since 2019 (4 portfolios); Third Avenue Variable Series Trust since 2019 (1 portfolio); Polen Credit Opportunities Fund since 2023 (1 portfolio)

Officers of the Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Since December 2023	Vice President, Lincoln National Corporation

Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2019	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Jayson R. Bronchetti 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	President	Since April 2016; Formerly: Vice President since August 2015	Director and President, Lincoln Financial Investments Corporation; Executive Vice President, Chief Investment Officer of The Lincoln National Life Insurance Company; Formerly: Director, Senior Vice President and Head of Funds Management.

Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President and Assistant Secretary	Since June 2019; Formerly: Assistant Vice President and Assistant Secretary since December 2013	Vice President and Assistant Secretary, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company; Vice President, Lincoln Life & Annuity Company of New York; Vice President, Lincoln National Corporation.

James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Treasurer, and Chief Accounting Officer	Since February 2024; Formerly: Assistant Vice President since November 2021	Vice President and Treasurer, Lincoln Financial Investments; Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, Lincoln Financial Investments; Managing Director, SEI; Treasurer and Chief Financial Officer, SEI Family of Mutual Funds.

Ronald A. Holinsky 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1970	Senior Vice President, Secretary, and Chief Legal Officer	Since August 2018; Formerly: Vice President since October 2016	Senior Vice President and Chief Counsel, Investment Management, The Lincoln National Life Insurance Company; Senior Vice President, Secretary, and Chief Legal Officer, Lincoln Financial Investments Corporation; Formerly: Vice President and Chief Counsel – Funds Management, The Lincoln National Life Insurance Company; Vice President, Chief Compliance Officer and Assistant General Counsel, Lincoln National Corporation; Vice President, Secretary, and Chief Legal Officer, Lincoln Financial Investments Corporation.

Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2018	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.

Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Since June 2022; Formerly: Assistant Vice President since August 2015	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.

Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Since June 2022; Formerly: Assistant Vice President since June 2018	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.

Benjamin A. Richer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1984	Senior Vice President	Since March 2022; Formerly: Vice President since April 2018	Senior Vice President and Head of Funds Management, Lincoln Financial Investments Corporation; Senior Vice President, Lincoln National Corporation; Senior Vice President, The Lincoln National Life Insurance Company; Senior Vice President, Lincoln Life & Annuity Company of New York; Formerly: Director of Asset Strategies, Nationwide Fund Advisors.

Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Since March 2024; Formerly: Assistant Vice President since December 2015	Assistant Vice President, Lincoln Financial Investments Corporation, Lincoln Life & Annuity Company of New York, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, Lincoln Variable Insurance Products Trust.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.

Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019

Senior Vice President and Head of Client Investment Strategies, Lincoln Financial Investments Corporation; Senior Vice President, Lincoln Life & Annuity Company of New York; Senior Vice President, Lincoln National Corporation; Senior Vice President, The Lincoln National Life Insurance

Company; Formerly, Head of Product Management, Nationwide Investment Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.

Trustee Qualifications

The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.

Jayson R. Bronchetti. Mr. Bronchetti has served as Director and President of Lincoln Financial Investments Corporation since August 2016. Mr. Bronchetti also serves as an officer of The Lincoln National Life Insurance Company. Mr. Bronchetti joined Lincoln Financial Group in 2013. Mr. Bronchetti previously served as Executive Director of Debt Capital Markets for J.P. Morgan. He has also held positions in private equity, fixed income asset management, credit research, and trading with Macquarie Investments and Bank of America. He is a founding Chapter Executive of the Chartered Alternative Investment Analyst (“CAIA”) Society of Philadelphia and has served as a board member on several private equity owned companies and charitable foundations. Mr. Bronchetti received a bachelor’s degree in finance, with a minor in economics, from Miami University in Oxford, Ohio. He is also a graduate of the Executive Development Program at the Wharton School of the University of Pennsylvania. Mr. Bronchetti is a member of the CFA Society of Philadelphia, and holds Series 7, Series 79, and Series 63 securities licenses.

Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. He is currently a Managing Partner of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb often serves as a director of portfolio companies in which CID invests. He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.

Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph previously served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly known as the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He previously served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (President), University Settlement, and the University of North Carolina, School of Law Alumni Association. Mr. Joseph provides the board with compliance, securities law and business experience.

Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. She retired from WH Trading LLC in 2022. Ms. Lamb served as a Managing Director of Finance and Administration for WH Trading LLC from 2015-2022. She previously served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.

Thomas A. Leonard. Mr. Leonard has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Mr. Leonard retired from Pricewaterhouse Coopers, LLP in 2008, where he had served as Financial Services Industry Leader in the firm’s Philadelphia office from 2000-2008 and from 1982-2008 as a Partner providing services to clients predominately in the asset management business with a focus on global fund complexes and insurance company retail and variable funds. Mr. Leonard is currently a board member of Copeland Capital Trust and was previously a board member of AlphaOne Capital and WT Mutual Fund. Since 2012, Mr. Leonard has served as a consultant to the FundVantage Trust. Through his experience, Mr. Leonard provides the Board with accounting, auditing and financial services industry experience.

Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.

Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.

Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Mr. Wixted formerly served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.

Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial services industry insight.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management of the Funds. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently composed of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Ms. Wolcott currently serves as the Lead Independent Trustee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Fund’s investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act and a quarterly report regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee at its quarterly meetings.

The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees

Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Thomas A. Leonard, and Brian W. Wixted (Chair). The Audit Committee met four times during the last fiscal year.

Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Pamela L. Salaway, Manisha A. Thakor and Nancy B. Wolcott. The Investment Committee met four times during the last fiscal year.

Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Ken C. Joseph, Barbara L. Lamb, Thomas A. Leonard, Pamela L. Salaway, Manisha A. Thakor (Chair), Brian W. Wixted, and Nancy B. Wolcott. The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.

Ownership of Securities

As of December 31, 2023, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2023, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:

Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jayson R. Bronchetti	None	None

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb

LVIP Baron Growth Opportunities Fund – $50,001 – $100,000

LVIP Dimensional U.S. Core Equity 2 Fund – $50,001 – $100,000

LVIP Dimensional U.S. Equity Managed Volatility Fund – $10,001 – $50,000

LVIP SSGA S&P 500 Index Fund – $50,001 – $100,000

Over $100,000

Ken C. Joseph	LVIP Vanguard Domestic Equity ETF Fund – $50,001 – $100,000	$50,001 – $100,000

Barbara L. Lamb

LVIP Dimensional U.S. Core Equity 1 Fund – $10,001 – $50,000

LVIP Dimensional U.S. Core Equity 2 Fund – $10,001 – $50,000

LVIP Vanguard Bond Allocation Fund – $10,001 – $50,000

LVIP Dimensional International Core Equity Fund – $10,001 – $50,000

Over $100,000

Thomas A. Leonard	LVIP Structured Moderate Allocation Fund – Over $100,000	Over $100,000

Pamela L. Salaway	LVIP SSGA S&P 500 Index Fund – Over $100,000 LVIP Baron Growth Opportunities Fund – $50,001 – $100,000 LVIP Mondrian International Value Fund – $10,001 – $50,000	Over $100,000

Manisha A. Thakor	LVIP SSGA Small Cap Index Fund – $50,001 – $100,000 LVIP SSGA Nasdaq-100 Index Fund – $50,001 – $100,000	Over $100,000

Brian W. Wixted

LVIP SSGA S&P 500 Fund – $10,001 – $50,000

LVIP SSGA Short Term Bond Index Fund – $10,001 – $50,000

LVIP SSGA Mid Cap Index Fund – $10,001 – $50,000

LVIP SSGA Small-Cap Index Fund – $10,001 – $50,000

LVIP JPMorgan Retirement Income Fund – $10,001 – $50,000

LVIP American Growth-Income Fund – $10,001 – $50,000

LVIP JPMorgan High Yield Fund – Under $10,000

LVIP SSGA International Index Fund – Under $10,000

LVIP Mondrian Global Income Fund – Under $10,000

LVIP Macquarie U.S. REIT Fund – Under $10,000

LVIP SSGA Emerging Markets Equity Index Fund – Under $10,000

LVIP AllianceBernstein Large Cap Growth Fund – Under $10,000

$50,001 – $100,000

Nancy B. Wolcott	LVIP American Balanced Allocation Fund – $50,001 – $100,000	$50,001 – $100,000

*	Dr. Lemon and Mr. Plosser retired from the Trust on December 31, 2023.

Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds.

In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 8, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.

Compensation

The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2023:

Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$346,500	$346,500
Ken C. Joseph, Trustee	$322,500	$322,500
Barbara L. Lamb, Trustee	$322,500	$322,500
Gary D. Lemon, Trustee*	$322,500	$322,500
Thomas A. Leonard, Trustee	$390,500	$390,500
Charles I. Plosser, Trustee*	$319,000	$319,000
Pamela L. Salaway, Trustee	$322,500	$322,500
Manisha A. Thakor, Trustee	$322,500	$322,500
Brian W. Wixted, Trustee	$346,500	$346,500
Nancy B. Wolcott, Trustee	$332,500	$332,500

*	Effective December 31, 2023, Dr. Lemon and Mr. Plosser retired as Independent Trustees of the Trust.

Investment Adviser and Sub-Adviser

Investment Adviser. Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) is the investment adviser to the Funds. LFI is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LFI’s address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.

Pursuant to the Investment Management Agreement, LFI manages each Fund’s portfolio investments and reports to the Board of Trustees. Each Fund pays LFI a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LFI may vary according to the level of assets of that Fund.

For the fiscal year ended December 31, 2023, each Fund paid fees to LFI equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of the Fund:

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
Lincoln Hedged S&P 500 Fund	0.43%
Lincoln Hedged S&P 500 Conserative Fund	0.43%

Advisory Fees Paid by Each Fund

For the last three fiscal years ended December 31, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:

	2023	2022	2021
Lincoln Hedged S&P 500 Fund	$19,681	$12,504	$6,156[1]
Lincoln Hedged S&P 500 Conservative Fund	24,698	13,259	5,957[1]

[1]	The Fund commenced operations on May 21, 2021.

Expense Reimbursements

For the last three fiscal years ended December 31, LFI reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:

	2023	2022	2021
Lincoln Hedged S&P 500 Fund	$78,153	$91,320	$64,953[1]
Lincoln Hedged S&P 500 Conservative Fund	76,462	90,255	64,979[1]

[1]	The Fund commenced operations on May 21, 2021.

Fee Waivers and Expense Reimbursements

With respect to the Lincoln Hedged S&P 500 Fund and Lincoln Hedged S&P 500 Conservative Fund, the Adviser has contractually agreed to waive the following portion of its advisory fee: 0.12% on the average daily net assets of each Fund. The Adviser has also contractually agreed to reimburse each Fund to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.58% of average daily net assets for the Standard Class of each Fund and 0.93% for the Service Class of each Fund. Any reimbursement made by the Adviser is subject to recoupment from a Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of a Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Funds’ Board of Trustees and the Adviser.

There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.

Sub-Adviser. As adviser, LFI is primarily responsible for investment decisions affecting each of the Funds under its management. LFI has delegated day-to-day portfolio management responsibility of the Funds to an investment management firm to serve as sub-adviser. The sub-adviser makes investment decisions for each Fund in accordance with the Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. LFI provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.

Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser to the Funds. Milliman is located at 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606. Milliman was established in 1998, and also advises other investment companies, insurance companies, financial institutions, other pooled investment vehicles in addition to the Fund. The sub-adviser is a wholly owned subsidiary of Milliman Inc.

LFI pays Milliman a monthly fee equal to a percentage of the average daily net assets of the portion of the Fund for which Milliman provides investment sub-advisory services. The aggregate annual rates of the fees that LFI pays to the sub-adviser may vary according to the level of assets Milliman manages. For the fiscal year ended December 31, 2023, LFI paid fees to Milliman equal to the following aggregate annual rates, expressed as a percentage of average daily net assets of each Fund:

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
Lincoln Hedged S&P 500 Fund	0.20%
Lincoln Hedged S&P 500 Conservative Fund	0.20%

Sub-Advisory Fees Paid by Each Fund

During the last three fiscal years ended December 31, the following amounts were paid for investment sub-advisory services with respect to the management of each Fund. LFI, not the Fund, pays all sub-advisory fees owed.

	2023	2022	2021
Lincoln Hedged S&P 500 Fund	$9,154	$5,816	$2,863[1]
Lincoln Hedged S&P 500 Conservative Fund	11,487	6,167	2,771[1]

[1]	The Fund commenced operations on May 21, 2021.

Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LFI ceases to be the Funds’ investment adviser.

The Trust has licensed certain trademarks and the trade names of S&P and of S&P 500® Index. The Trust also has licensed certain trademarks and trade names of Nasdaq-100® Index, which are determined, composed and calculated by S&P and Nasdaq, Inc. without regard to the Funds.

Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LFI or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser’s or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 800-4LINCOLN (454-6265); and (2) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.” Portfolio managers are the individuals employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2023.

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Milliman Financial Risk Management, LLC
Robert T. Cummings
Registered Investment Companies	83	$15,867	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Jordan B. Rosenfeld
Registered Investment Companies	12	$54	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Maria Schiopu
Registered Investment Companies	18	$11,256	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Portfolio Manager Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account.

Individual portfolio managers may perform investment management services for other funds or accounts (Accounts) similar to those provided to the Funds and the investment action for each such other Account and the Funds may differ. For example, an Account may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by another Account or a fund. Additionally, the management of multiple Accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and funds. LFI and the sub-advisers, if any, have adopted procedures designed to allocate investments fairly across multiple funds and Accounts.

The information below relates solely to the Fund(s) managed by the particular adviser or sub-adviser.

Milliman Financial Risk Management LLC

Milliman FRM acts as an adviser or sub-adviser to institutional clients including life insurers. Certain of the mutual funds for which Milliman FRM also acts as adviser or sub-adviser may be included in the lineup of underlying funds in which such life insurers’ separate accounts invest. Milliman FRM’s compliance program and other corporate policies and procedures are implemented and enforced to prevent any potential conflicts from affecting our performance or services to our clients. For example, such conflicts may be mitigated by policies such as the inclusion of written disclosures or specific contractual provisions, or our client confidentiality and privacy policies.

Milliman FRM provides investment advisory services to certain funds that are sold to the retirement plan market. Another group within our parent company, Milliman, Inc., provides actuarial and administrative services to retirement plan sponsors, including public and private defined benefit and defined contribution plans. Some of these clients also engage Milliman FRM for investment advisory services. To avoid engaging in prohibited transactions, the value of clients’ investment in these trusts or funds may be excluded from Milliman FRM portfolio management fees or from the fees of the related services.

From time to time, Milliman FRM and Milliman, Inc. will both advise the same client in relation to different aspects of their financial needs. Where this occurs, the relationship between Milliman and FRM is disclosed in advance and fees are structured in a manner that is fair to the client and consistent with applicable law.

Milliman FRM may recommend that current clients participate in services or programs offered by third parties with which we have a relationship, including the provision of sub-advisory services. In such cases we disclose to the current client the arrangement between Milliman FRM and the third party, and that we receive an economic benefit when recommending such programs by our receipt of a sub-advisory fee.

We are not aware of any effect these potential conflicts may have on the Funds at this time.

Compensation Structures and Methods

Information regarding each portfolio manager’s compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.

As of the Funds’ fiscal year ended December 31, 2023, no portfolio manager of any Fund beneficially owned shares of any Fund.

Principal Underwriter

Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LFI, the Funds’ investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.

For fiscal years ended December 31, 2023, 2022 and 2021, LFD received $177,938,119, $186,903,740, and $208,355,341, respectively, in compensation from the Trust.

Administration Agreement

The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LFI and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.

For the fiscal years ended December 31, 2023, 2022 and 2021, the Trust paid Lincoln Life $10,571,726, $9,460,878, and $9,183,600, respectively, in administrative services reimbursement.

The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Funds. These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders. In addition, Lincoln Life provides certain corporate-level services to each of the Funds, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.

For the fiscal years ended December 31, 2023 and 2022, the Trust paid Lincoln Life $28,852,253 and $30,000,846, respectively, in contractholder servicing and corporate-level services reimbursement.

Securities Lending

None of the Funds engaged in any securities lending for the fiscal year ended December 31, 2023.

Accounting Agreement

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.

For fiscal years ended December 31, 2023, 2022 and 2021, the Trust paid $8,785,055, $11,079,131, and $11,022,662, respectively, pursuant to its Accounting Agreement.

Code of Ethics

The Trust, LFI and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LFI who regularly have access to information about securities purchased for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 123 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each Fund currently offers two classes of shares: Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.

Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities

Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of Contract Holders could therefore determine whether Fund proposals are approved.

For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.

As of April 1, 2024 no shareholders of the Funds own 5% or more (or 25% or more) of a Fund’s outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund’s shares, a technique known as “echo voting.”

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.35% for the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.

No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued. The Board of Trustees believes that the Plan will result in greater sales and/or fewer redemptions of Service Class shares, which may benefit each Fund by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. However, it is impossible to know for certain the level of sales and redemptions of shares that would occur in the absence of the Plan or under alternative distribution schemes.

For the fiscal year ended December 31, 2023, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $177,938,119.

Revenue Sharing

LFI and its affiliates, including LFD, and/or each Fund’s sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LFI receives from the Funds or the sub-advisory fees the sub-advisers receive from LFI, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the Funds’ shares and the products that contain the Funds. LFI and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.

In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:

Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.

Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.

Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.

Portfolio Holdings Disclosure

The Trust’s Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds’ portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.

Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund’s portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.

Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations. In this regard, certain Funds provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to certain fund strategies, to the annuity pricing group and market risk management group within Lincoln Life, LFI’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for certain Funds and Lincoln Life, but does not engage in any trading activities. The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities. Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products. Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.

Certain sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund’s portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Morningstar and Lipper, Factset Research Systems, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, MoneyMate and Barclays Capital Point, Acuity Knowledge Partners, Virtu Financial, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS)—ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Electra Securities, TriOptima, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications and StarCompliance, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, State Street Bank and Trust Company, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund’s holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.

Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The Funds will disclose their portfolio holdings in public SEC filings. The Trust’s Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds’ portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds’ portfolio holdings information.

The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds’ prospectuses and/or SAI.

The Trust’s Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds’ investment adviser and other Fund affiliates, on the other. Moreover, the Funds’ Chief Compliance Officer will address the operation of the Funds’ procedures in the annual compliance review and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Funds may also be purchased by the Trust’s funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.

Lincoln Life performs the Funds’ dividend and transfer agent functions.

Independent Registered Public Accounting Firm

The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds’ Independent Registered Public Accounting Firm. In addition to the audits of the Funds’ financial statements, Ernst & Young LLP also reviews certain regulatory reports and performs other tax when engaged to do so by the Trust.

Financial Statements

Each Fund’s most recent Annual Report to Shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. The audited financial statements and the reports for the year ended December 31, 2023, of Ernst & Young LLP thereon are incorporated by reference to each Fund’s annual report. We will provide a copy of each Fund’s annual report, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 1-800-4LINCOLN (454-6265).

Taxes

Regulated Investment Company. Each Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. Each Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).

Each Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.

For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. A Fund may satisfy an alternative asset diversification test under certain circumstances.

Each Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.

If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. A Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.

Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.

Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.

Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.

Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.

A Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.

Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.

Each Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the Contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.

Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

A Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. Each Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. A Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.

Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.

Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with Contract holders.

Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

Appendix A — Reserved

Appendix B — Proxy Voting Policies and Procedures

Lincoln Financial Investments Corporation

I. Introduction

The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, Lincoln Financial Investments Corporation (“LFI”).

LFI has adopted these Policies and Procedures to govern LFI’s implementation of proxy voting for LFI’s clients, which include the Lincoln Funds.

II. Policies

LFI shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).

Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LFI believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LFI votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.

In exercise voting authority LFI will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:

•

Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;

•	Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

III. Procedures

A. Direct Investments

LFI may invest directly in equity and fixed income securities, and other types of investments. LFI will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LFI will vote proxies in the Client’s best interests, as determined by LFI. In making such determination, LFI may rely on analysis from proxy voting consultants or third-party proxy voting services. LFI will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LFI may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.

B. Sub-Advised Funds

LFI advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LFI shall review each sub-adviser’s proxy voting policies and procedures as follows:

•

Before a sub-adviser is retained, LFI’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.

•

Each quarter, LFI’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LFI’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.

•

During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LFI reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

C. Funds of Funds

LFI advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.

When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LFI shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”

When a fund of funds invests directly in securities other than mutual funds, LFI shall follow the procedures outlined in “Direct Investments” above.

D. Master-Feeder Funds

LFI advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.

If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders, and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.

Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.

E. Material Conflicts

In the event that LFI identifies a potential material conflict of interest between: a Client and LFI, or any LFI-affiliated entity, LFI will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LFI. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.

IV. Disclosure

A. Form ADV

LFI shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LFI will disclose how Clients may obtain information about how LFI voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.

B. Statement of Additional Information (SAI)

Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).

C. Annual Reports

Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.

D. Proxy Voting Record on Form N-PX

The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

V. Recordkeeping

LFI shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:

(a)	Proxy Voting Policies and Procedures;
(b)	Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);
(c)

A copy of any document that LFI, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and

(d)	A copy of each written request from a Client, and any response to the Client, for information on how LFI voted the Client’s proxies.

Milliman Financial Risk Management LLC

When acting as the primary investment adviser to investment companies which invest in other unaffiliated investment companies (Underlying Funds), the Company shall vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted (“mirror vote”), or in accordance with instructions received from fund shareholders. The Company only votes proxies in instances where it is the primary adviser to a registered investment company as defined in the Investment Company Act.

Please Note: The Company will not be the primary adviser to the Funds; in addition, the Company expects that it will only be engaging in derivative transactions for the Funds, and derivatives do not carry voting rights. As such, the Proxy Voting Policy will not apply.

Appendix C — Compensation Structures and Methodologies of Portfolio Managers

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund’s portfolio manager as of each Fund’s fiscal year ended December 31, 2023:

Lincoln Financial Investments Corporation

The equity programs are designed to position LFI to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:

BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.

ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.

LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.

DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LFI employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LFI-advised funds.

Milliman Financial Risk Management LLC

Compensation Overview

Milliman FRM portfolio managers and other employees are paid competitive salaries by Milliman FRM. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals and other key employees also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

As Milliman FRM is primarily concerned with implementing its investment strategies for its clients, one factor in determining bonuses is how well portfolio managers and traders execute the strategy; bonuses are not contingent on taking excessive risks or chasing high returns. Salaries and discretionary bonuses are intended to allow Milliman FRM to compete for and retain talented professionals with appropriate experience and capabilities that complement our risk management business.

Part C - Other Information
Item 28. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(a)	Declaration of Trust.
	(1)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(2)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(b)	By-laws.
	(1)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(c)	Instruments Defining Rights of Security Holders.
(1)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(d)	Investment Advisory Contracts.
	(1)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LFI, previously filed with PEA 41 on April 15, 2008.
		(a)	Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LFI, previously filed with PEA 233 on April 28, 2023.
		(b)	Amendment to Schedule A to the Investment Management Agreement, dated October 1, 2023, between LVIP Trust and LFI, previously filed with PEA 245 on October 16, 2023.
		(c)	Amendment to Schedule A to the Investment Management Agreement, dated November 3, 2023, between LVIP Trust and LFI, previously filed with PEA 248 on November 17, 2023.
	(2)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LFI, previously filed with PEA 197 on April 25, 2019.
	(3)	Reserved.
	(4)	Sub-Advisory Contracts.
		(a)	Sub-Advisory Agreement dated April 1, 2021, between LFI and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
(i) Amendment to Sub-Advisory Agreement dated April 5, 2024, between LFI and AllianceBernstein L.P., previously filed with PEA 259 on April 19, 2024.
		(b)	Sub-Advisory Agreement dated April 30, 2019, between LFI and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated November 2, 2023, between LFI and American Century Investment Management, Inc., previously filed with PEA 248 on November 17, 2023.
(ii) Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2024, between LFI and American Century Investment Management, Inc., is filed herewith.
		(c)	Sub-Advisory Agreement dated June 5, 2007, between LFI and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2023, between LFI and BAMCO, Inc., previously filed with PEA 233 on April 28, 2023.
		(d)	Sub-Advisory Agreement dated March 21, 2016, between LFI and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
1

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2023, between LFI and BlackRock Advisors, LLC, previously filed with PEA 245 on October 16, 2023.
(e)	Sub-Advisory Agreement dated April 30, 2010, between LFI and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
(f)	Sub-Advisory Agreement dated August 27, 2012, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
(i) Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
(g)	Sub-Advisory Agreement dated January 1, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LFI and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.
(h)	Reserved.
(i)	Sub-Advisory Agreement dated May 20, 2022 between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(i) Side Letter to Sub-Advisory Agreement dated May 20, 2022 between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(j)	Sub-Advisory Agreement dated July 30, 2020, between LFI and ClearBridge Investments, LLC, previously filed with PEA 211 on December 11, 2020.
(i) Amendment No. 1 to Schedule A to Sub-Advisory Agreement dated May 3, 2024, between LFI and ClearBridge Investments, LLC, is filed herewith.
(k)	Sub-Advisory Agreement dated January 4, 2010, between LFI and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 1, 2021, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 219 on April 30, 2021.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and Delaware Investments Fund Advisers previously filed with PEA 238 on July 17, 2023.
(l)	Sub-Advisory Agreement dated May 1, 2010, between LFI and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and Delaware Investments Fund Advisers previously filed with PEA 238 on July 17, 2023.
(m)	Sub-Advisory Agreement dated October 1, 2014, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 164 on January 8, 2016.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2017, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.
(n)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LFI and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.
(o)	Reserved.
(p)	Amendment to Sub-Advisory Agreements, dated January 10, 2019, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 199 on April 30, 2019.
(q)	Sub-Advisory Agreement dated May 1, 2015, between LFI and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LFI and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(r)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
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	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LFI and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment No. 3 to Sub-Advisory Agreement dated May 1, 2023, between LFI and Franklin Advisors, Inc., previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment No. 2 to Sub-Advisory Agreement dated May 3, 2024, between LFI and Franklin Advisors, Inc., is filed herewith.
(s)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LFI and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.
	(i)	Reserved.
(t)	Sub-Advisory Agreement dated January 27, 2016, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.
(u)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(v)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(w)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(x)	Sub-Advisory Agreement dated September 21, 2012, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LFI and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration
Statement on Form N-14 on April 18, 2022.

(y)	Sub-Advisory Agreement dated April 30, 2010, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment No. 7 to Sub-Advisory Agreement dated May 1, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 233 on April 28, 2023.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
	(iii)	Side Letter to Sub-Advisory Agreement dated April 18, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
	(iv)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
(z)	Sub-Advisory Agreement dated April 30, 2018, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.
(aa)	Sub-Advisory Agreement dated October 30, 2018, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(bb)	Sub-Advisory Agreement dated October 1, 2010, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment No. 5 to Sub-Advisory Agreement dated January 1, 2023, between LFI and Massachusetts Financial Services Company, previously filed with PEA 233 on April 28, 2023.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(cc)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
3

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LFI and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
(dd)	Sub-Advisory Agreement dated May 1, 2016, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
(ee)	Sub-Advisory Agreement dated March 1, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated March 28, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment No. 3 to Schedule A to the Sub-Advisory Agreement dated October 1, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 248 on November 17, 2023.
(ff)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(gg)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(hh)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Sub-Advisory Agreement dated September 20, 2021, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
(ii)	Reserved.
(jj)	Sub-Advisory Agreement effective April 28, 2020, between LFI and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.
(kk)	Sub-Advisory Agreement dated April 30, 2008, between LFI and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
(ll)	Sub-Advisory Agreement dated February 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(mm)	Sub-Advisory Agreement dated February 1, 2018, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
(nn)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 from April 30, 2018.
4

		(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
	(oo)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
		(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
		(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
		(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
	(pp)	Sub-Advisory Agreement dated September 21, 2012, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
		(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
	(qq)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
		(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LFI and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
	(rr)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
		(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LFI and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
		(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2022, between LFI and Wellington Management Company, LLP, previously filed with PEA 233 on April 28, 2023.
	(ss)	Sub-Advisory Agreement dated July 31, 2020, between LFI and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(5)	Sub-Sub-Advisory Contracts.
	(a)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
	(b)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
(c)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), previously filed with PEA 219 on
April 30, 2021.

		(i)	Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Investments Fund Advisers and MIMAK previously filed with PEA 219 on April 30, 2021.
		(ii)	Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021, between Delaware Investments Fund Advisers and Macquarie Investment MIMAK, previously filed with PEA 225 on September 7, 2021.
(d)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Global Limited (“MIMGL”), previously filed with PEA 219 on April 30,
2021.

		(i)	Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Investments Fund Advisers and MIMGL, previously filed with PEA 219 on April 30, 2021.
		(ii)	Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MIMGL, previously filed with PEA 225 on September 7, 2021.
(e)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Europe Limited (“MIMEL”), previously filed with PEA 219 on April 30,
2021.

		(i)	Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MIMEL, previously filed with PEA 225 on September 7, 2021.
5

		(f)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.
		(g)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
		(hi)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
(i)
Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North
America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

	(6)	Other Sub-Advisory Contracts.
		(a)	Sub-Advisory Agreement between LFI, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(b)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LFI, LVIP BlackRock Global
Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 226 on April 29, 2022.

(e)	Underwriting Contracts.
	(1)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(a)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
		(b)	Amendment to Schedule A to Principal Underwriting Agreement dated April 11, 2023, between LVIP Trust and LFD, previously filed with PEA 233 on April 28, 2023.
(f)	N/A
(g)	Custodian Agreements.
	(1)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
		(a)	Amendment to Appendix A to Mutual Fund Custody Agreement dated 11/18/2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
		(b)	Amendment to Appendix A to Mutual Fund Custody Agreement dated March 28, 2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April 28, 2023.
(h)	Other Material Contracts.
(1)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(a)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated March 28,
2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April
28, 2023.

	(2)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
		(a)	Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.
		(b)	Amendment to Administration Agreement dated December 1, 2023, between LVIP Trust and Lincoln Life, previously filed with PEA 249 on December 11, 2023.
	(3)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LFI and LVIP Trust, previously filed with PEA 197 on April 25, 2017.
		(a)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(b)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated October 1, 2023, previously filed with PEA 245 on October 16, 2023.
		(c)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated November 6, 2023, between LFI and LVIP Trust, previously filed with PEA 248 on November 17, 2023.
6

	(d)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated April 1, 2024, previously filed with PEA 261 on April 29, 2024.
(4)	Advisory Fee Waiver Agreement dated March 7, 2013, between LFI and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
	(a)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
	(b)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated June 9, 2023 previously filed with PEA 238 on July 17, 2023.
	(c)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated October 1, 2023, previously filed with PEA 245 on October 16, 2023.
	(d)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated November 8, 2023, previously filed with PEA 248 on November 17, 2023.
	(e)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated December 12, 2023, previously filed with PEA 250 on December 15, 2023.
	(f)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated April 1, 2024, previously filed with PEA 261 on April 29, 2024.
(28)	Consulting Agreements
	(a)	Consulting Agreement dated January 1, 2018, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
(29)	Participation Agreements
	(a)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
	(b)	Amendment to Fund Participation Agreement effective February 1, 2021, between Lincoln Life and LVIP Trust, previously filed with PEA 219 on April 30, 2021.
	(c)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
	(d)	Amendment effective May 1, 2014 to the Fund Participation Agreement, between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.
(e)
Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LFI, Great-West Life & Annuity
Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with PEA 41 on April 15, 2008.

(f)
Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LFI, LFD and
Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New
York, previously filed with PEA 225 on September 7, 2021.

(g)
Amendment to Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, Empower
Annuity Insurance Company of America (formerly Great-West Life & Annuity Insurance Company) and
Empower Life & Annuity Insurance Company of New York (formerly Great-West Life & Annuity Insurance
Company of New York formerly, First-Great West Life & Annuity Insurance Company), previously filed with
PEA 233 on April 28, 2023.

	(h)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LFI, and Nationwide Financial Services, Inc., previously filed with PEA 41 on April 15, 2008.
	(i)	Amendment to Fund Participation Agreement dated March 10, 2009 between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 225 on September 7, 2021.
	(j)	Amendment to Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 233 on April 28, 2023.
	(k)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LFI, and New York Life Insurance and Annuity Corporation, previously filed with PEA 41 on April 15, 2008.
	(l)	Amendment to Fund Participation Agreement dated April 30, 2012 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
	(m)	Amendment to Fund Participation Agreement dated April 1, 2013 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
7

(n)	Amendment to Fund Participation Agreement dated May 1, 2018 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(o)	Amendment to Fund Participation Agreement dated November 1, 2019 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(p)	Amendment to Fund Participation Agreement dated April 10, 2021 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(q)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(r)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(s)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LFI, and Standard Insurance Company, previously filed with PEA 41 on April 15, 2008.
(t)
Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LFI,
American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder,
Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service
Company, previously filed with PEA 104 on April 12, 2011.

(u)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LFI, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(v)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LFI, and American International Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.
(w)
Assignment dated November 30, 2010 of Fund Participation Agreement dated June 12, 2009 between LVIP
Trust, LFD, LFI, and American International Life Assurance Company of New York to United States Life
Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

(x)	Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(y)	Amendment to Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD and American General Life Insurance Company previously filed with PEA 233 on April 28, 2023.
(z)
Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 225 on
September 7, 2021.

(aa)
Amendment to Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York previously filed with PEA 233 on April 28,
2023.

(bb)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LFI, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(cc)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of North America, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(dd)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LFI, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(ee)	Fund Participation Agreement dated April 26, 2021 between LVIP Trust, LFD, LFI and Principal National Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(ff)
Amendment to Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, Principal
National Life Insurance Company and Principal Life Insurance Company previously filed with PEA 233 on
April 28, 2023.

(gg)	Fund Participation Agreement dated April 30, 2021 between LVIP Trust, LFD, LFI and The Guardian Insurance & Annuity Company, Inc., previously filed with PEA 225 on September 7, 2021.
(hh)	Fund Participation Agreement dated April 26, 2021 between LVIP Trust, LFD, LFI and Allstate Life Insurance Company of New York, previously filed with PEA 228 on July 18, 2022.
(ii)
Master Fund Participation Agreement dated June 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New
York, American Funds Insurance Series, Capital Research and Management Company, and American
Funds Service Company, previously filed with PEA 103 on April 12, 2011.

8

(jj)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 226 on April 29, 2022.
(kk)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.
(ll)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of North America previously filed with PEA 233 on April 28, 2023.
(mm)
Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, Talcott Resolution Life
Insurance Company and Talcott Resolution Life and Annuity Insurance Company previously filed with PEA
233 on April 28, 2023.

(nn)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Horace Mann Life Insurance Company previously filed with PEA 233 on April 28, 2023.
(oo)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, Pacific Life Insurance Company and Pacific Life and Annuity Company previously filed with PEA 233 on April 28, 2023.
(pp)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Genworth Life and Annuity Company previously filed with PEA 233 on April 28, 2023.
(qq)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Genworth Life Insurance Company of New York previously filed with PEA 233 on April 28, 2023.
(rr)
Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and The Ohio National Life
Insurance Company and Ohio National Life Insurance Corporation previously filed with PEA 233 on April
28, 2023.

(ss)
Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, Massachusetts Mutual Life
Insurance Company and C.M. Life Insurance Company previously filed with PEA 233 on April 28, 2023.

(tt)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Protective Life and Annuity Insurance Company previously filed with PEA 233 on April 28, 2023.
(uu)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Protective Life Insurance Company previously filed with PEA 233 on April 28, 2023.
(vv)
Amendment to Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, Delaware
Life Insurance Company and Delaware Life Insurance Company of New York previously filed with PEA 233 on April 28, 2023.

(ww)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Midland National Life Insurance Company previously filed with PEA 233 on April 28, 2023.
(xx)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Modern Woodmen of America previously filed with PEA 233 on April 28, 2023.
(yy)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and National Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(zz)	Amendment to Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Symetra Life Insurance Company previously filed with PEA 233 on April 28, 2023.
(aaa)
Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, Transamerica Life
Insurance Company and Transamerica Financial Life Insurance Company previously filed with PEA 233 on
April 28, 2023.

(bbb)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Lincoln Benefit Life Company previously filed with PEA 233 on April 28, 2023.
(ccc)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Kansas City Life Insurance Company previously filed with PEA 233 on April 28, 2023.
(ddd)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Country Investors Life Assurance Company previously filed with PEA 233 on April 28, 2023.
(eee)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and EquiTrust Life Insurance Company previously filed with PEA 233 on April 28, 2023.
(fff)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFD, LFI, and Farm Bureau Life Insurance Company previously filed with PEA 233 on April 28, 2023.
(ggg)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and Allianz Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
9

(hhh)
Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and Metropolitan Tower
Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19,
2023.

(iii)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and Integrity Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(jjj)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and The Prudential Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(kkk)
Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and First Security Benefit
Life Insurance Company and Annuity Company of New York, previously filed with Pre-Effective
Amendment No. 2 on May 19, 2023.

(lll)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and Zurich American Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(mmm)
Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and Zurich American Life
Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.

(nnn)	Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and American General Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(ooo)	Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Ameritas Life Insurance Corp., previously filed with PEA 261 on April 29, 2024.
(ppp)	Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and First Symetra National Life Insurance Company of New York., previously filed with PEA 261 on April 29, 2024.
(qqq)	Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Athene Annuity & Life Assurance Company, previously filed with PEA 261 on April 29, 2024.
(rrr)	Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Brighthouse Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(sss)	Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Genworth Life And Annuity Insurance Company, previously filed with PEA 261 on April 29, 2024.
(ttt)	Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Genworth Life Insurance Company of New York, previously filed with PEA 261 on April 29, 2024.
(uuu)	Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and The Guardian Insurance & Annuity Company Inc., previously filed with PEA 261 on April 29, 2024.
(vvv)	Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Everlake Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(www)	Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Jackson National Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(xxx)	Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Kansas City Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(yyy)
Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, Massachusetts Mutual
Life Insurance Company and C.M. Life Insurance Company, previously filed with PEA 261 on April 29,
2024.

(zzz)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD and Metropolitan Tower Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(aaaa)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD and Modern Woodmen Of America, previously filed with PEA 261 on April 29, 2024.
(bbbb)
Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD,
Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, previously filed with PEA 261 on April 29, 2024.

(cccc)
Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD and American United Life
Insurance Company, and Indiana Insurance Corporation and One America Securities, Inc., previously filed with PEA 261 on April 29, 2024.

(dddd)	Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD and Annuity Investors Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
10

(eeee)
Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, Principal
Life Insurance Company and Transamerica Life Insurance Company and Principal National Life Insurance
Company, previously filed with PEA 261 on April 29, 2024.

		(ffff)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD and The Prudential Insurance Company Of America, previously filed with PEA 261 on April 29, 2024.
		(gggg)	Reserved
		(hhhh)	Amendment No. 3 to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 261 on April 29, 2024.
		(iiii)	Amendment No. 7 to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 261 on April 29, 2024.
(jjjj)
Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, Pacific
Life Insurance Company and Pacific Life & Annuity Company, previously filed with PEA 261 on April 29,
2024.

		(kkkk)	Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, Mutual of America Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(llll)
Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, Pruco Life Insurance
Company and Pruco Life Insurance Company of New Jersey, previously filed with PEA 261 on April 29,
2024.

		(mmmm)	Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Midland National Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(nnnn)	Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, Everlake Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(oooo)	Amendment to Fund Participation Agreement dated April 29, 2024 between LVIP Trust, LFI, LFD, and Protective Life and Annuity Insurance Company, previously filed with PEA 261 on April 29, 2024.
	(30)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
(i)	Legal Opinion.
	(1)	Legal Opinion of Counsel dated April 1, 2003 regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(2)	Legal Opinion of Counsel dated April 27, 2007 regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
(j)	Other Opinions.
	(1)	Power of Attorney (LVIP Trust) dated March 5, 2024, previously filed with PEA 256 on March 15, 2024.
	(2)	Consent of Independent Registered Public Accounting Firm, previously filed with PEA 261 on April 29, 2024.
	(3)	Consent of Independent Registered Public Accounting Firm (for the JPMorgan Investment Trust Predecessor Funds), previously filed with PEA 261 on April 29, 2024.
(4)
Consent of Independent Registered Public Accounting Firm, (for the American Century Variable Portfolios I, Inc.
and American Century Variable Portfolios II, Inc. Predecessor Funds) previously filed with PEA 260 on April 26,
2024.

(k)	N/A
(l)	N/A
(m)	Rule 12b-1 Plan.
	(1)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
		(a)	Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 1, 2021, previously filed with PEA 225 on September 7, 2021.
	(2)	Distribution Services Agreement dated May 1, 2008 between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
		(a)	Amendment to Schedule A to the Distribution Services Agreement dated May 1, 2021, between LVIP Trust and LFD, previously filed with PEA 225 on September 7, 2021.
		(b)	Amendment to Schedule A to the Distribution Services Agreement dated December 20, 2022, between LVIP Trust and LFD, previously filed with PEA 233 on April 28, 2023.
11

(c) Amendment to Schedule A to the Distribution Services Agreement dated October 1, 2023, between LVIP Trust and LFD, previously filed with PEA 247 on October 31, 2023.
(d) Amendment to Schedule A to the Distribution Services Agreement dated April 1, 2024, is filed herewith.
(n)	Rule 18f-3 Plan.
	(1)	Rule 18f-3 Multiple Class Plan approved October 23, 2023, previously filed with PEA 247 on October 31, 2023.
(o)	Reserved
(p)	Codes of Ethics.
	(1)	Code of Ethics for LVIP Trust and LFI, previously filed with PEA 235 on June 16, 2023.
	(2)	Code of Ethics for LFD, previously filed with PEA 205 on April 29, 2020.
	(3)	Code of Ethics for AllianceBernstein LP, previously filed with PEA 219 on April 30, 2021.
	(4)	Code of Ethics for American Century Investment Management, Inc., previously filed with PEA 261 on April 29, 2024.
	(5)	Code of Ethics for BAMCO, Inc., previously filed with PEA 226 on April 29, 2022.
	(6)	Code of Ethics for BlackRock affiliated companies, previously filed with PEA 219 on April 30, 2021.
	(7)	Code of Ethics for Capital Research and Management Company, previously filed with PEA 261 on April 29, 2024.
	(8)	Code of Ethics for Channing Capital Management, LLC, previously filed with PEA 228 on July 18, 2022.
	(9)	Code of Ethics for ClearBridge Investments, LLC, previously filed with PEA 226 on April 29, 2022.
	(10)	Code of Ethics for Dimensional Fund Advisors LP, previously filed with PEA 233 on April 28, 2023.
	(11)	Code of Ethics for Franklin affiliated companies, previously filed with PEA 226 on April 29, 2022.
	(12)	Code of Ethics for Goldman Sachs Asset Management, L.P., previously filed with PEA 261 on April 29, 2024.
	(13)	Code of Ethics for Invesco affiliated entities., previously filed with PEA 261 on April 29, 2024.
	(14)	Code of Ethics for J.P. Morgan Investment Management Inc. and affiliated companies, previously filed with PEA 261 on April 29, 2024.
	(15)	Code of Ethics for Loomis, Sayles & Company, L.P., previously filed with PEA 261 on April 29, 2024.
	(16)	Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie and Optimum Funds Trust, previously filed with PEA 261 on April 29, 2024.
	(17)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG, previously filed with PEA 219 on April 30, 2021.
	(18)	Code of Ethics for Macquarie Investment Management Global Limited, previously filed with PEA 219 on April 30, 2021.
	(19)	Code of Ethics for Massachusetts Financial Services Company, previously filed with PEA 261 on April 29, 2024.
	(20)	Code of Ethics for Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(21)	Code of Ethics for Mondrian Investment Partners Limited, previously filed with PEA 233 on April 28, 2023.
	(22)	Code of Ethics for Pacific Investment Management Company LLC, previously filed with PEA 261 on April 29, 2024.
	(23)	Code of Ethics for Schroder Investment Management North America Inc., previously filed with PEA 226 on April 29, 2022.
	(24)	Code of Ethics for SSGA Funds Management, Inc., previously filed with PEA 261 on April 29, 2024.
	(25)	Code of Ethics for T. Rowe Price Group, Inc., previously filed with PEA 261 on April 29, 2024.
	(26)	Code of Ethics for Wellington Management Company, LLP, previously filed with PEA 261 on April 29, 2024.
	(27)	Code of Ethics for Western Asset Management Company, previously filed with PEA 233 on April 28, 2023.
iXBRL Exhibits
EX-101.INS	XBRL Instance Document — the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document.
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document.
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document.
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document.
12

Item 29. Persons Controlled by or Under Common Control with Registrant
A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of The Lincoln National Life Insurance Company filed on Form N-4 (File No. 333-170695) on March 30, 2012.
See also “Purchase and Sale of Fund Shares” in the Prospectus disclosure forming Part A of this Registration Statement and “Control Persons and Principal Holders of Securities” in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, E, H, L, N, Q, T, W, JL-A, JF-I, and JF-II; and for its Flexible Premium Variable Life Accounts D, G, K, M, R, S, Y, JF-A, and JA-C; and for its Separate Account A; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts C, H, L, and N and for its Flexible Premium Variable Life Accounts M, R, S, Y, and JA-B; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. Shareholders of the Trust may also include certain unaffiliated insurance companies with respect to the LVIP Baron Growth Opportunities Fund, LVIP SSGA Bond Index Fund, LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, and LVIP SSGA International Index Fund. Certain “fund of funds” of the Trust may also invest in other of the Trust's series of funds.
No persons are controlled by the Registrant.
Item 30. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 31. Business and Other Connections of Investment Adviser
Information pertaining to any business and other connections of Registrant’s adviser, LFI, is hereby incorporated by reference from the sections captioned “Investment Adviser” or “Investment Adviser and Subadviser” in the Prospectus and Statement of Additional Information (“SAI”) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LFI’s Form ADV filed separately with the SEC.
13

Information regarding any business and other connections of the Registrant's sub-advisers (collectively, the “Sub-Advisers”) is incorporated by reference from the sections captioned “Investment Adviser and Subadvisers” of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the Subadvisers’ Forms ADV filed separately with the SEC. The Sub-Advisers include:
•
AllianceBernstein L.P.;
•
American Century Investment Management, Inc.;
•
BAMCO, Inc.;
•
BlackRock Advisors, LLC;
•
BlackRock Financial Management, Inc.;
•
BlackRock Investment Management, LLC;
•
Channing Capital Management, LLC;
•
Clearbridge Investments LLC;
•
Delaware Investments Fund Advisers;
•
Dimensional Fund Advisors LP;
•
Franklin Advisers, Inc.;
•
Franklin Mutual Advisers, LLC;
•
Goldman Sachs Asset Management, L.P.;
•
Invesco Advisers Inc.;
•
Invesco Capital Management LLC;
•
JPMorgan Investment Management Inc.;
•
Loomis, Sayles & Company, L.P.;
•
Massachusetts Financial Services Company;
•
Milliman Financial Risk Management LLC;
•
Mondrian Investment Partners Limited;
•
Pacific Investment Management Company LLC;
•
Schroder Investment Management North America Inc.;
•
SSGA Funds Management, Inc.;
•
T. Rowe Price Associates, Inc.;
•
Templeton Investment Counsel, LLC;
•
Wellington Management Company, LLP; and,
•
Western Asset Management Company.
Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of LFI and the Sub-Advisers is incorporated by reference to Schedule A and Schedule D of LFI’s Form ADV and the respective Forms ADV for the Sub-Advisers.
Item 32. Principal Underwriters
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as principal underwriter for the Trust. LFD also serves as the principal underwriter for: Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.
LFD also serves as principal underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.
(b) Directors and Principal Officers of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter	Positions and Offices with Trust
John C. Kennedy	Director, Chief Executive Officer, and President	N/A
14

Name	Positions and Offices with Underwriter	Positions and Offices with Trust
William A. Nash	Director and Senior Vice President	N/A
Timothy J. Seifert, Jr.	Director and Senior Vice President	N/A
Andrew J. Bucklee	Director and Senior Vice President	N/A
Thomas O'Neill	Senior Vice President, Chief Operating Officer, and Head of Financial Institutions Group	N/A
Shantanu Mishra	Senior Vice President, Treasurer	N/A
Paul T. Chryssikos	Senior Vice President	N/A
Ellen J. Duffy	Senior Vice President	N/A
Daniel P. Herr	Senior Vice President	N/A
Ronald A. Holinsky	Senior Vice President	Senior Vice President, Secretary and Chief Legal Officer
Kathleen B. Kavanaugh	Senior Vice President	N/A
Patrick J. Lefemine	Senior Vice President	N/A
Aadil T. Lokhandwala	Senior Vice President	N/A
Richard D. Spenner	Senior Vice President	N/A
Daniel P. Wellock	Senior Vice President	N/A
Claire H. Hanna	Secretary	N/A
LFD’s Principal Business address is 150 N. Radnor-Chester Road, Radnor PA 19087.
(c)
N/A
Item 33. Location of Accounts and Records
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Adviser, LFI, 150 N. Radnor-Chester Road, Radnor, PA 19087 and 1301 South Harrison Street, Fort Wayne, Indiana 46802, as well as the Subadvisers at:
•
AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105;
•
American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111;
•
BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153;
•
BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809;
•
BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022;
•
BlackRock Investment Management, LLC, 40 East 52nd Street, New York, New York 10022;
•
Clearbridge Investments LLC, 620 8th Avenue, New York, NY 10018;
•
Channing Capital Management, LLC, 10 S. LaSalle, Suite 2401, Chicago, IL 60603;
•
Delaware Investments Fund Advisors, 2005 Market Street, Philadelphia, Pennsylvania 19103;
•
Dimensional Fund Advisors, L.P., 6300 Bee Cave Road, Building One, Austin, TX 78746,
•
Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403-1906;
•
Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078;
•
Goldman Sachs Asset Management, L.P., 200 West Street, 15th Floor, New York, NY 10282;
•
Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309;
•
Invesco Capital Management LLC, 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515;
•
JPMorgan Investment Management Inc., 270 Park Avenue, New York, New York 10017;
•
Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111;
•
Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116;
•
Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606;
•
Mondrian Investment Partners Limited, 80 Cheapside, London EC2V6EE;
•
Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660;
•
Schroder Investment Management North America Inc., 7 Bryant Park, New York, NY 10018
•
SSGA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111;
•
T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202;
•
Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394;
•
Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111; and,
•
Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, California 91101.
15

and former Subadvisers at:
•
AQR Capital Management, LLC, Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830;
•
CBRE Clarion Securities LLC, 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087;
•
Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017;
•
Columbia Management Investment Advisers, LLC, One Financial Center, Boston, Massachusetts 02111;
•
Franklin Advisory Services, LLC, 55 Challenger Road, Suite 501, Ridgefield Park, New Jersey 07660;
•
Ivy Investment Management Company, 6300 Lamar Avenue, Shawnee Mission, KS 66201;
•
Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206;
•
Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660;
•
QS Investors, LLC, 880 Third Avenue, 7th Floor, New York, New York 10022;
•
Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; and,
•
UBS Asset Management (Americas) Inc., 1285 Avenue of the Americas, New York, New York 10019.
Also, the Trust’s administrator, The Lincoln National Life Insurance Company, 1301 South Harrison Street, Fort Wayne, Indiana 46802; the Trust’s custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; and the Trust’s accounting services provider, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.
16

SIGNATURE PAGE
Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 262 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Fort Wayne, and State of Indiana, on this 17th day of May, 2024.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Benjamin A. Richer Benjamin A. Richer Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/Jayson R. Bronchetti* Jayson R. Bronchetti	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/James Hoffmayer James Hoffmayer	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Thomas A. Leonard* Thomas A. Leonard		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Benjamin A. Richer Benjamin A. Richer	Attorney-in-Fact
* Pursuant to a Power of Attorney dated March 5, 2024, previously filed with PEA 256 on March 15, 2024.